Centre Global Infrastructure Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Australia - 1.5%
Transportation Infrastructure - 1.5%
Transurban Group	162,734	$ 1,667,596

Canada - 12.3%
Electric Utilities - 0.5%
Fortis, Inc.	9,437	521,505

Multi-Utilities - 1.9%
Algonquin Power & Utilities Corp.	368,153	2,083,746

Oil, Gas & Consumable Fuels - 9.9% (a)
Enbridge, Inc.	118,104	5,983,811
Pembina Pipeline Corp.	30,688	1,495,928
TC Energy Corp.	55,974	3,504,761
		10,984,500
Total Canada		13,589,751

France - 4.2%
Diversified Telecommunication Services - 1.1%
Orange SA	65,152	1,165,807

Electrical Equipment - 2.3%
Schneider Electric SE	7,336	2,510,321

Multi-Utilities - 0.8%
Engie SA	32,694	934,201
Total France		4,610,329

Germany - 4.2%
Diversified Telecommunication Services - 3.4%
Deutsche Telekom AG	112,645	3,713,312

Multi-Utilities - 0.8%
E.ON SE	45,217	934,887
Total Germany		4,648,199

Italy - 1.5%
Electric Utilities - 1.5%
Enel SpA	150,074	1,642,251

Japan - 6.4%
Diversified Telecommunication Services - 0.8%
NTT, Inc.	845,600	913,089

Wireless Telecommunication Services - 5.6%
KDDI Corp.	94,400	1,748,837
SoftBank Corp.	771,000	1,144,314
SoftBank Group Corp.	98,500	3,206,260
		6,099,411
Total Japan		7,012,500

Netherlands - 0.6%
Diversified Telecommunication Services - 0.6%
Koninklijke KPN NV	134,666	646,332

Singapore - 0.7%
Diversified Telecommunication Services - 0.7%
Singapore Telecommunications Ltd.	219,200	782,919

Spain - 4.0%
Electric Utilities - 2.6%
Iberdrola SA	122,669	2,861,118

Transportation Infrastructure - 1.4%
Aena SME SA (b)	50,004	1,534,528
Total Spain		4,395,646

Switzerland - 2.7%
Diversified Telecommunication Services - 0.6%
Swisscom AG	918	711,483

Electrical Equipment - 2.1%
ABB Ltd.	23,460	2,292,744
Total Switzerland		3,004,227

United Kingdom - 3.6%
Diversified Telecommunication Services - 0.4%
BT Group PLC	169,419	471,291

Electric Utilities - 0.7%
SSE PLC	20,961	695,566

Multi-Utilities - 1.3%
National Grid PLC	89,947	1,425,970

Wireless Telecommunication Services - 1.2%
Vodafone Group PLC	839,385	1,347,206
Total United Kingdom		3,940,033

United States - 57.5% (c)
Diversified Telecommunication Services - 16.0%
AT&T, Inc.	217,447	5,629,703
Comcast Corp. - Class A	106,851	2,844,374
Space Exploration Technologies Corp. - Class A (d)	18,336	2,634,700
Verizon Communications, Inc.	130,019	6,503,550
		17,612,327
Electric Utilities - 11.9%
American Electric Power Co., Inc.	9,639	1,180,103
Constellation Energy Corp.	5,531	1,519,753
Duke Energy Corp.	13,875	1,663,751
Edison International	7,000	377,860
Entergy Corp.	8,179	869,509
Eversource Energy	6,966	488,595
Exelon Corp.	18,173	794,524
NextEra Energy, Inc.	37,129	3,057,202
PG&E Corp.	39,454	523,555
Southern Co.	19,937	1,754,456
Xcel Energy, Inc.	11,144	843,489
		13,072,797

Electrical Equipment - 2.0%
GE Vernova, Inc.	2,462		2,212,181

Gas Utilities - 0.4%
Atmos Energy Corp.	3,010		500,051

Health Care Providers & Services - 3.3%
HCA Healthcare, Inc.	8,847		3,666,639

Multi-Utilities - 4.5%
Ameren Corp.	4,926		522,205
Consolidated Edison, Inc.	6,531		698,947
Dominion Energy, Inc.	15,514		1,024,079
DTE Energy Co.	3,683		499,525
Public Service Enterprise Group, Inc.	9,187		673,683
Sempra	11,711		956,789
WEC Energy Group, Inc.	5,739		609,310
			4,984,538
Oil, Gas & Consumable Fuels - 16.4% (a)
Cheniere Energy, Inc.	11,067		3,228,133
Kinder Morgan, Inc.	101,267		3,264,848
ONEOK, Inc.	33,844		3,249,362
Targa Resources Corp.	11,334		3,328,229
Williams Cos., Inc.	66,229		4,970,487
			18,041,059
Water Utilities - 0.4%
American Water Works Co., Inc.	3,627		501,360

Wireless Telecommunication Services - 2.6%
T-Mobile US, Inc.	15,747		2,841,389
Total United States			63,432,341
TOTAL COMMON STOCKS (Cost $87,432,783)			109,372,124

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.1%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (e)	3,434,646		3,434,646
TOTAL MONEY MARKET FUNDS (Cost $3,434,646)			3,434,646

TOTAL INVESTMENTS - 102.3% (Cost $90,867,429)			112,806,770
Liabilities in Excess of Other Assets - (2.3)%		(0.02320)	(2,558,163)
TOTAL NET ASSETS - 100.0%			$ 110,248,607

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $1,534,528 or 1.4% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Centre Global Infrastructure Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 109,372,124	$ –	$ –	$ 109,372,124
Money Market Funds	3,434,646	–	–	3,434,646
Total Investments	$ 112,806,770	$ –	$ –	$ 112,806,770

Refer to the Schedule of Investments for further disaggregation of investment categories.